Related party transactions (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of transactions between related parties
The remuneration to the board of directors and the Executive Committee members, who are the key management personnel of the Group, is set out below in aggregate for each of the categories specified in IAS 24 Related Party Disclosures.

(EUR thousand)	For the financial year ended March 31
Remuneration to key management personnel	2021	2020	2019
Short-term employee benefits	5,162	4,408	5,073
Post-employment benefits	474	371	375
Share based payments	680	—	—
Total	6,316	4,779	5,448

(EUR thousand)	For the financial year ended March 31
Purchases of services from related parties	2021	2020	2019
Monitoring fee	(950)	460	700
Directors fee	278	195	—
Reimbursements	16	54	76
Total	(656)	709	776

(EUR thousand)	As of March 31
Liabilities to related parties	2021 Restated	2020	2019
Liabilities to key management personnel:
Pension liability	1,387	868	407
Share-based payment liability	—	7,396	6,161
Liabilities to shareholders:
Warrant liability	9,864	—	—
Closing balance for the year	11,251	8,264	6,568